Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Tables] [Abstract]
Financial assets and liabilities carried at fair value
December 31, 2011
(In millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Financial assets at fair value:
Fixed maturities:
Federal government and agency	$217	$738	$3	$958
State and local government	-	2,456	-	2,456
Foreign government	-	1,251	23	1,274
Corporate	-	10,132	381	10,513
Federal agency mortgage-backed	-	9	-	9
Other mortgage-backed	-	79	1	80
Other asset-backed	-	363	564	927
Total fixed maturities (1)	217	15,028	972	16,217
Equity securities	3	67	30	100
Subtotal	220	15,095	1,002	16,317
Short-term investments	-	225	-	225
GMIB assets (2)	-	-	712	712
Other derivative assets (3)	-	45	-	45
Total financial assets at fair value, excluding separate accounts	$220	$15,365	$1,714	$17,299
Financial liabilities at fair value:
GMIB liabilities	$-	$-	$1,333	$1,333
Other derivative liabilities (3)	-	30	-	30
Total financial liabilities at fair value	$-	$30	$1,333	$1,363

(1) Fixed maturities include $826 million of net appreciation required to adjust future policy benefits for the run-off settlement annuity business including $115 million of appreciation for securities classified in Level 3.

(2) The GMIB assets represent retrocessional contracts in place from two external reinsurers which cover 55% of the exposures on these contracts.

(3) Other derivative assets include $10 million of interest rate and foreign currency swaps qualifying as cash flow hedges and $35 million of interest rate swaps not designated as accounting hedges. Other derivative liabilities reflect foreign currency and interest rate swaps qualifying as cash flow hedges. See Note 12 for additional information.

December 31, 2010
(In millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Financial assets at fair value:
Fixed maturities:
Federal government and agency	$133	$550	$4	$687
State and local government	-	2,467	-	2,467
Foreign government	-	1,137	17	1,154
Corporate	-	9,080	364	9,444
Federal agency mortgage-backed	-	10	-	10
Other mortgage-backed	-	85	3	88
Other asset-backed	-	348	511	859
Total fixed maturities (1)	133	13,677	899	14,709
Equity securities	6	87	34	127
Subtotal	139	13,764	933	14,836
Short-term investments	-	174	-	174
GMIB assets (2)	-	-	480	480
Other derivative assets (3)	-	19	-	19
Total financial assets at fair value, excluding separate accounts	$139	$13,957	$1,413	$15,509
Financial liabilities at fair value:
GMIB liabilities	$-	$-	$903	$903
Other derivative liabilities (3)	-	32	-	32
Total financial liabilities at fair value	$-	$32	$903	$935

(1) Fixed maturities include $443 million of net appreciation required to adjust future policy benefits for the run-off settlement annuity business including $74 million of appreciation for securities classified in Level 3.

(2) The GMIB assets represent retrocessional contracts in place from two external reinsurers which cover 55% of the exposures on these contracts.

(3) Other derivative assets include $16 million of interest rate and foreign currency swaps qualifying as cash flow hedges and $3 million of interest rate swaps not designated as accounting hedges. Other derivative liabilities reflect foreign currency and interest rate swaps qualifying as cash flow hedges. See Note 12 for additional information.

Level 3 financial assets and financial liabilities
	December 31,	December 31,
(In millions)	2011	2010
Other asset and mortgage-backed securities - valued using pricing models	$565	$514
Corporate and government bonds - valued using pricing models	355	312
Corporate bonds - valued at transaction price	52	73
Equity securities - valued at transaction price	30	34
Total	$1,002	$933

Changes in level 3 financial assets and liabilities carried at fair value
	Fixed Maturities & Equity Securities	GMIB Assets	GMIB Liabilities	GMIB Net
(In millions)
Balance at January 1, 2011	$933	$480	$(903)	$(423)
Gains (losses) included in income:
GMIB fair value gain/(loss)	-	270	(504)	(234)
Other	10	-	-	-
Total gains (losses) included in shareholders' net income	10	270	(504)	(234)
Gains included in other comprehensive income	7	-	-	-
Gains required to adjust future policy benefits for settlement annuities (1)	41	-	-	-
Purchases, issuances, settlements:
Purchases	129	-	-	-
Sales	(20)	-	-	-
Settlements	(61)	(38)	74	36
Total purchases, sales and settlements	48	(38)	74	36
Transfers into/(out of) Level 3:
Transfers into Level 3	81	-	-	-
Transfers out of Level 3	(118)	-	-	-
Total transfers into/(out of) Level 3	(37)	-	-	-
Balance at December 31, 2011	$1,002	$712	$(1,333)	$(621)
Total gains (losses) included in shareholders' net income attributable to
instruments held at the reporting date	$6	$270	$(504)	$(234)

(1) Amounts do not accrue to shareholders.

	Fixed Maturities & Equity Securities	GMIB Assets	GMIB Liabilities	GMIB Net
(In millions)
Balance at January 1, 2010	$845	$482	$(903)	$(421)
Gains (losses) included in income:
GMIB fair value gain/(loss)	-	57	(112)	(55)
Other	27	-	-	-
Total gains (losses) included in shareholders' net income	27	57	(112)	(55)
Gains included in other comprehensive income	10	-	-	-
Gains required to adjust future policy benefits for settlement annuities (1)	34	-	-	-
Purchases, issuances, settlements:
Purchases	39	-	-	-
Sales	(1)	-	-	-
Settlements	(112)	(59)	112	53
Total purchases, sales, and settlements	(74)	(59)	112	53
Transfers into/(out of) Level 3:
Transfers into Level 3	155	-	-	-
Transfers out of Level 3	(64)	-	-	-
Total transfers into/(out of) Level 3	91	-	-	-
Balance at December 31, 2010	$933	$480	$(903)	$(423)
Total gains (losses) included in shareholders' net income attributable to
instruments held at the reporting date	$18	$57	$(112)	$(55)

(1) Amounts do not accrue to shareholders.

Separate account assets schedule
2011
(In millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Guaranteed separate accounts (See Note 23)	$249	$1,439	$-	$1,688
Non-guaranteed separate accounts (1)	1,804	3,851	750	6,405
Total separate account assets	$2,053	$5,290	$750	$8,093

(1) Non-guaranteed separate accounts include $3.0 billion in assets supporting the Company's pension plan, including $702 million classified in Level 3.

2010
(In millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Guaranteed separate accounts (See Note 23)	$286	$1,418	$-	$1,704
Non-guaranteed separate accounts (1)	1,947	3,663	594	6,204
Total separate account assets	$2,233	$5,081	$594	$7,908

(1) Non-guaranteed separate accounts include $2.8 billion in assets supporting the Company's pension plan, including $557 million classified in Level 3.

Level 3 separate account assets
(In millions)
Balance at January 1, 2011	$594
Policyholder gains (1)	114
Purchases, issuances, settlements:
Purchases	257
Sales	(51)
Settlements	(152)
Total purchases, sales and settlements	54
Transfers into/(out of) Level 3:
Transfers into Level 3	4
Transfers out of Level 3	(16)
Total transfers into/(out of) Level 3:	(12)
Balance at December 31, 2011	$750

(1) Included in this amount are gains of $96 million attributable to instruments still held at the reporting date.

(In millions)
Balance at January 1, 2010	$550
Policyholder gains (1)	71
Purchases, issuances, settlements:
Purchases	211
Sales	(145)
Settlements	(76)
Total purchases, sales and settlements	(10)
Transfers into/(out of) Level 3:
Transfers into Level 3	9
Transfers out of Level 3	(26)
Total transfers into/(out of) Level 3:	(17)
Balance at December 31, 2010	$594

(1) Included in this amount are gains of $53 million attributable to instruments still held at the reporting date.

Financial instruments not carried at fair value
(In millions)	December 31, 2011		December 31, 2010
	Fair Value	Carrying Value	Fair Value	Carrying Value
Commercial mortgage loans	$3,380	$3,301	$3,470	$3,486
Contractholder deposit funds, excluding universal life products	$1,056	$1,035	$1,001	$989
Long-term debt, including current maturities, excluding capital leases	$5,281	$4,946	$2,926	$2,709